Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000069472 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069472 | Kasikornbank PCL
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069472 | Orion Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069472 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069472 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069472 | Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069472 | Ternium SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069472 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069472 | Kunlun Energy Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069472 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069472 | Korea
Holdings [Line Items]
Percent of Total Investments	14.60%
C000069472 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000069472 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.00%
C000069472 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.60%
C000069472 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000069472 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000069472 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000069472 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.40%
C000069472 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000069472 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069472 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069472 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069472 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069472 | China
Holdings [Line Items]
Percent of Total Investments	22.20%
C000069472 | Brazil
Holdings [Line Items]
Percent of Total Investments	12.10%
C000069472 | Mexico
Holdings [Line Items]
Percent of Total Investments	8.30%
C000069472 | United States
Holdings [Line Items]
Percent of Total Investments	6.60%
C000069472 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069472 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069472 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069472 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069472 | Chile
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069470 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069470 | Kasikornbank PCL
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069470 | Orion Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069470 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069470 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069470 | Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069470 | Ternium SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069470 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069470 | Kunlun Energy Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069470 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069470 | Korea
Holdings [Line Items]
Percent of Total Investments	14.60%
C000069470 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000069470 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.00%
C000069470 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.60%
C000069470 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000069470 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000069470 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000069470 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.40%
C000069470 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000069470 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069470 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069470 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069470 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069470 | China
Holdings [Line Items]
Percent of Total Investments	22.20%
C000069470 | Brazil
Holdings [Line Items]
Percent of Total Investments	12.10%
C000069470 | Mexico
Holdings [Line Items]
Percent of Total Investments	8.30%
C000069470 | United States
Holdings [Line Items]
Percent of Total Investments	6.60%
C000069470 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069470 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069470 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069470 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069470 | Chile
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069471 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069471 | Kasikornbank PCL
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069471 | Orion Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069471 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069471 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069471 | Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069471 | Ternium SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069471 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069471 | Kunlun Energy Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069471 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069471 | Korea
Holdings [Line Items]
Percent of Total Investments	14.60%
C000069471 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000069471 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.00%
C000069471 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.60%
C000069471 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000069471 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000069471 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000069471 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.40%
C000069471 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000069471 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069471 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069471 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069471 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069471 | China
Holdings [Line Items]
Percent of Total Investments	22.20%
C000069471 | Brazil
Holdings [Line Items]
Percent of Total Investments	12.10%
C000069471 | Mexico
Holdings [Line Items]
Percent of Total Investments	8.30%
C000069471 | United States
Holdings [Line Items]
Percent of Total Investments	6.60%
C000069471 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069471 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069471 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069471 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069471 | Chile
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090015 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090015 | Kasikornbank PCL
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090015 | Orion Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090015 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090015 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090015 | Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090015 | Ternium SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090015 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090015 | Kunlun Energy Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090015 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090015 | Korea
Holdings [Line Items]
Percent of Total Investments	14.60%
C000090015 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000090015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.00%
C000090015 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.60%
C000090015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000090015 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000090015 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000090015 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.40%
C000090015 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000090015 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090015 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090015 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090015 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090015 | China
Holdings [Line Items]
Percent of Total Investments	22.20%
C000090015 | Brazil
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090015 | Mexico
Holdings [Line Items]
Percent of Total Investments	8.30%
C000090015 | United States
Holdings [Line Items]
Percent of Total Investments	6.60%
C000090015 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.90%
C000090015 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090015 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090015 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090015 | Chile
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125074 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125074 | Kasikornbank PCL
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125074 | Orion Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125074 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125074 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125074 | Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125074 | Ternium SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125074 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	2.80%
C000125074 | Kunlun Energy Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125074 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125074 | Korea
Holdings [Line Items]
Percent of Total Investments	14.60%
C000125074 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000125074 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.00%
C000125074 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.60%
C000125074 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000125074 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000125074 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000125074 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125074 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125074 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125074 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125074 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125074 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125074 | China
Holdings [Line Items]
Percent of Total Investments	22.20%
C000125074 | Brazil
Holdings [Line Items]
Percent of Total Investments	12.10%
C000125074 | Mexico
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125074 | United States
Holdings [Line Items]
Percent of Total Investments	6.60%
C000125074 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.90%
C000125074 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125074 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125074 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125074 | Chile
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063561 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063561 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063561 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063561 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063561 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063561 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063561 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063561 | Valterra Platinum Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063561 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063561 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063561 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000063561 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000063561 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063561 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063561 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000063561 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063561 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000063561 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000063561 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063561 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000063561 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000063561 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063559 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063559 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063559 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063559 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063559 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063559 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063559 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063559 | Valterra Platinum Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063559 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063559 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063559 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000063559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000063559 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063559 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000063559 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063559 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000063559 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000063559 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063559 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000063559 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000063559 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063560 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063560 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063560 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063560 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063560 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063560 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063560 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063560 | Valterra Platinum Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063560 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063560 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063560 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000063560 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000063560 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063560 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063560 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000063560 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063560 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000063560 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000063560 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063560 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000063560 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000063560 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090014 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090014 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090014 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090014 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090014 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090014 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090014 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090014 | Valterra Platinum Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090014 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090014 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090014 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000090014 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000090014 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090014 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090014 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000090014 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090014 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090014 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000090014 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.90%
C000090014 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000090014 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000090014 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228873 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228873 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228873 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228873 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228873 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228873 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228873 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228873 | Valterra Platinum Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228873 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228873 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228873 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000228873 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228873 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228873 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228873 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000228873 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228873 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228873 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228873 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.90%
C000228873 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000228873 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000228873 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021351 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021351 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021351 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021351 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021351 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021351 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021351 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021351 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021351 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021351 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021351 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000021351 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021351 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021351 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000021351 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021351 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000021351 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000021351 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000021351 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000021351 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021351 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021352 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021352 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021352 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021352 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021352 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021352 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021352 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021352 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021352 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021352 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021352 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000021352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021352 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000021352 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021352 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000021352 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000021352 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000021352 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000021352 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021352 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021353 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021353 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021353 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021353 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021353 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021353 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021353 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021353 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021353 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021353 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021353 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000021353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021353 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000021353 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021353 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000021353 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000021353 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000021353 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000021353 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021353 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000027739 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	5.10%
C000027739 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000027739 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027739 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027739 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027739 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000027739 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000027739 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027739 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027739 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027739 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000027739 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027739 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027739 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000027739 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027739 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000027739 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000027739 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000027739 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027739 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027739 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090012 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090012 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090012 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090012 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090012 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090012 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090012 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090012 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090012 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090012 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090012 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000090012 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090012 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000090012 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000090012 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090012 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000090012 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000090012 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000090012 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000090012 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090012 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090013 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090013 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090013 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090013 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090013 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090013 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090013 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090013 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090013 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090013 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090013 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000090013 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090013 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000090013 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000090013 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090013 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000090013 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000090013 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000090013 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000090013 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090013 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021336 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021336 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021336 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021336 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021336 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021336 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021336 | American States Water Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021336 | Community Financial System, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021336 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021336 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021336 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000021336 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021336 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021336 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021336 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000021336 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000021336 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000021336 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021336 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021336 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021336 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000021337 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021337 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021337 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021337 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021337 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021337 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021337 | American States Water Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021337 | Community Financial System, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021337 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021337 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021337 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000021337 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021337 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021337 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021337 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000021337 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000021337 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000021337 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021337 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021337 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021337 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000021338 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021338 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021338 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021338 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021338 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021338 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021338 | American States Water Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021338 | Community Financial System, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021338 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021338 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021338 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000021338 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021338 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021338 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000021338 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000021338 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000021338 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021338 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021338 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021338 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000021339 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021339 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021339 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021339 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021339 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021339 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021339 | American States Water Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021339 | Community Financial System, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021339 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021339 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021339 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000021339 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021339 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021339 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021339 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000021339 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000021339 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000021339 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021339 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021339 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021339 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000125070 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125070 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125070 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125070 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125070 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125070 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125070 | American States Water Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125070 | Community Financial System, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125070 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125070 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125070 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000125070 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
C000125070 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125070 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000125070 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000125070 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000125070 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125070 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000125070 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125070 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228870 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228870 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228870 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228870 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228870 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228870 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228870 | American States Water Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228870 | Community Financial System, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228870 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228870 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228870 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000228870 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228870 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
C000228870 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228870 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000228870 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000228870 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000228870 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000228870 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000228870 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228870 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000121825 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121825 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121825 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121825 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000121825 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121825 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000121825 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121825 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121825 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121825 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121825 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000121825 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000121825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000121825 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000121825 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000121825 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000121825 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000121825 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121825 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121825 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000121825 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121825 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121825 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000121825 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000121825 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000121825 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121825 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121825 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121825 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000121825 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000121825 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121826 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121826 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121826 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121826 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000121826 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121826 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000121826 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121826 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121826 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121826 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121826 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121826 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000121826 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000121826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000121826 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000121826 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000121826 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000121826 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000121826 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121826 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121826 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000121826 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121826 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121826 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000121826 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000121826 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000121826 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121826 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121826 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121826 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000121826 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000121826 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021340 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021340 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021340 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021340 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021340 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021340 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021340 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021340 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021340 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021340 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021340 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000021340 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000021340 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021340 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021340 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000021340 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000021340 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000021340 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000021340 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021340 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021340 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000021340 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021340 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021340 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000021340 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000021340 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000021340 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000021340 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021340 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021340 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021340 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021340 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121822 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121822 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121822 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121822 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000121822 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121822 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000121822 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121822 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121822 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121822 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121822 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000121822 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000121822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000121822 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000121822 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000121822 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000121822 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000121822 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121822 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121822 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000121822 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121822 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121822 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000121822 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000121822 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000121822 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121822 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121822 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121822 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000121822 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000121822 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121823 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121823 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121823 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121823 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000121823 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121823 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000121823 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121823 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121823 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121823 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000121823 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121823 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000121823 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000121823 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000121823 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000121823 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000121823 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000121823 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000121823 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121823 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121823 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000121823 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121823 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121823 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000121823 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000121823 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000121823 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121823 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121823 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000121823 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000121823 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000121823 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130576 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130576 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130576 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130576 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130576 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130576 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130576 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130576 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130576 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130576 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130576 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000130576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000130576 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000130576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000130576 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000130576 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000130576 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000130576 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000130576 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000130576 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130576 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000130576 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130576 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000130576 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000130576 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000130576 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000130576 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000130576 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000130576 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000130576 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000130576 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000130576 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228871 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228871 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228871 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228871 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228871 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228871 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228871 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228871 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228871 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228871 | RWE AG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228871 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000228871 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000228871 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228871 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228871 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228871 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000228871 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000228871 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000228871 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228871 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228871 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000228871 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228871 | United States
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228871 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.60%
C000228871 | Japan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000228871 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000228871 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228871 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000228871 | Italy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228871 | Spain
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228871 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228871 | Austria
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034262 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034262 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034262 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034262 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034262 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034262 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034262 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034262 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034262 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034262 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034262 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000034262 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000034262 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034262 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034262 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000034262 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000034262 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000034262 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000034262 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000034262 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034262 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034262 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000034262 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.50%
C000034262 | Japan
Holdings [Line Items]
Percent of Total Investments	18.90%
C000034262 | Germany
Holdings [Line Items]
Percent of Total Investments	13.90%
C000034262 | France
Holdings [Line Items]
Percent of Total Investments	8.00%
C000034262 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000034262 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034262 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034262 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034262 | Austria
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035184 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035184 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000035184 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000035184 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035184 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000035184 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035184 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035184 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000035184 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035184 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000035184 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000035184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000035184 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000035184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000035184 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000035184 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000035184 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000035184 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000035184 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000035184 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035184 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035184 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000035184 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.50%
C000035184 | Japan
Holdings [Line Items]
Percent of Total Investments	18.90%
C000035184 | Germany
Holdings [Line Items]
Percent of Total Investments	13.90%
C000035184 | France
Holdings [Line Items]
Percent of Total Investments	8.00%
C000035184 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000035184 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000035184 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000035184 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035184 | Austria
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057306 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000057306 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000057306 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000057306 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057306 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000057306 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057306 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057306 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057306 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057306 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000057306 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000057306 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000057306 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057306 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000057306 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000057306 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000057306 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000057306 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000057306 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000057306 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057306 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057306 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000057306 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.50%
C000057306 | Japan
Holdings [Line Items]
Percent of Total Investments	18.90%
C000057306 | Germany
Holdings [Line Items]
Percent of Total Investments	13.90%
C000057306 | France
Holdings [Line Items]
Percent of Total Investments	8.00%
C000057306 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000057306 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000057306 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000057306 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057306 | Austria
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057307 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000057307 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000057307 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000057307 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057307 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000057307 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057307 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057307 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057307 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057307 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000057307 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000057307 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000057307 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057307 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000057307 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000057307 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000057307 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000057307 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000057307 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000057307 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057307 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057307 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000057307 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.50%
C000057307 | Japan
Holdings [Line Items]
Percent of Total Investments	18.90%
C000057307 | Germany
Holdings [Line Items]
Percent of Total Investments	13.90%
C000057307 | France
Holdings [Line Items]
Percent of Total Investments	8.00%
C000057307 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000057307 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000057307 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000057307 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057307 | Austria
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077166 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077166 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077166 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077166 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077166 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077166 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077166 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077166 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077166 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077166 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077166 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000077166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077166 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077166 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077166 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000077166 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000077166 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000077166 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077166 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077166 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077166 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000077166 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.50%
C000077166 | Japan
Holdings [Line Items]
Percent of Total Investments	18.90%
C000077166 | Germany
Holdings [Line Items]
Percent of Total Investments	13.90%
C000077166 | France
Holdings [Line Items]
Percent of Total Investments	8.00%
C000077166 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077166 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077166 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077166 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077166 | Austria
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160231 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160231 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160231 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160231 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160231 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160231 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160231 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160231 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160231 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160231 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160231 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000160231 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160231 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160231 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160231 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160231 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000160231 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000160231 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160231 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160231 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160231 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160231 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000160231 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.50%
C000160231 | Japan
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160231 | Germany
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160231 | France
Holdings [Line Items]
Percent of Total Investments	8.00%
C000160231 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160231 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000160231 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160231 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160231 | Austria
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087774 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000087774 | Viasat, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087774 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087774 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087774 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087774 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087774 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087774 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087774 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087774 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087774 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000087774 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000087774 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087774 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087774 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087774 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.40%
C000087774 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.00%
C000087774 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000087774 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000087774 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000087774 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087772 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000087772 | Viasat, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087772 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087772 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087772 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087772 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087772 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087772 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087772 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087772 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087772 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000087772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000087772 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087772 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087772 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.40%
C000087772 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.00%
C000087772 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000087772 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000087772 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000087772 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087773 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000087773 | Viasat, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087773 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087773 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087773 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087773 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087773 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087773 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087773 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087773 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087773 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000087773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000087773 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087773 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087773 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.40%
C000087773 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.00%
C000087773 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000087773 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000087773 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000087773 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000150163 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000150163 | Viasat, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000150163 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000150163 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150163 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150163 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150163 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150163 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150163 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150163 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000150163 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000150163 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000150163 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000150163 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000150163 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000150163 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.40%
C000150163 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.00%
C000150163 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000150163 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000150163 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000150163 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000021354 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021354 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000021354 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021354 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021354 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021354 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021354 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021354 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021354 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021354 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021354 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000021354 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021354 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000021354 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000021354 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021354 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000021354 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000021354 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000021354 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021354 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000021354 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000021355 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021355 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000021355 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021355 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021355 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021355 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021355 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021355 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021355 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021355 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021355 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000021355 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021355 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000021355 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000021355 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021355 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000021355 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000021355 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000021355 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021355 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000021355 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000021356 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021356 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000021356 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021356 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021356 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021356 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021356 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021356 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021356 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021356 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021356 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000021356 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021356 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000021356 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000021356 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000021356 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000021356 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000021356 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000021356 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021356 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000021356 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000027740 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027740 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000027740 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000027740 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027740 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000027740 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000027740 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027740 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027740 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027740 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027740 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027740 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000027740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000027740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000027740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000027740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000027740 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000027740 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000027740 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000077157 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077157 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077157 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077157 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077157 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077157 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077157 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077157 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077157 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000077157 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077157 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000077157 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077157 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000077157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000077157 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077157 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000077157 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000077157 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077157 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077157 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077157 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000077158 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077158 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077158 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077158 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077158 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077158 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077158 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077158 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077158 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000077158 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077158 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000077158 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077158 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000077158 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000077158 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077158 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000077158 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000077158 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077158 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077158 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077158 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000077160 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077160 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077160 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077160 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077160 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077160 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077160 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077160 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077160 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000077160 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077160 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000077160 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077160 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000077160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000077160 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077160 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000077160 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000077160 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077160 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077160 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077160 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000210977 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210977 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000210977 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210977 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210977 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.90%
C000210977 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000210977 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210977 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210977 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210977 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210977 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210977 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210977 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000210977 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000210977 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210977 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.30%
C000210977 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000210977 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210977 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210977 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000210977 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000021333 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021333 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021333 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021333 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021333 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021333 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021333 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021333 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021333 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021333 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021333 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000021333 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021333 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021333 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000021333 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021333 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000021333 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021333 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000021333 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000021333 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021333 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021333 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021334 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021334 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021334 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021334 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021334 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021334 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021334 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021334 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021334 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021334 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021334 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000021334 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021334 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021334 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000021334 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021334 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000021334 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021334 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000021334 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000021334 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021334 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021334 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021335 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021335 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021335 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021335 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021335 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021335 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021335 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021335 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021335 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021335 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021335 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000021335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021335 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000021335 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021335 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000021335 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021335 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000021335 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000021335 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021335 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021335 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027735 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027735 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027735 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000027735 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027735 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000027735 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000027735 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027735 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027735 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027735 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027735 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000027735 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000027735 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027735 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000027735 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000027735 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000027735 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000027735 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000027735 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000027735 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027735 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000027735 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090001 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090001 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090001 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090001 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090001 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090001 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090001 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090001 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090001 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090001 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090001 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000090001 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090001 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090001 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090001 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000090001 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000090001 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090001 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000090001 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000090001 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090001 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090001 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089999 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089999 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089999 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089999 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089999 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089999 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089999 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089999 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089999 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089999 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089999 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000089999 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089999 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089999 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000089999 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000089999 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000089999 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000089999 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000089999 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089999 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089999 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089999 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090000 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090000 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090000 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090000 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090000 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090000 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090000 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090000 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090000 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090000 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090000 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000090000 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090000 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090000 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090000 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000090000 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000090000 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090000 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000090000 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000090000 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090000 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090000 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000150162 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000150162 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000150162 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000150162 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000150162 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000150162 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000150162 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000150162 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000150162 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000150162 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000150162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000150162 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000150162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000150162 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000150162 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000150162 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000150162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000150162 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000150162 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000150162 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000150162 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228869 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228869 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228869 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228869 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228869 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228869 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228869 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228869 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228869 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228869 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228869 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000228869 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228869 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228869 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228869 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000228869 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000228869 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000228869 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000228869 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.60%
C000228869 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000228869 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228869 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021357 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021357 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021357 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021357 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021357 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021357 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021357 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021357 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021357 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021357 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021357 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000021357 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021357 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021357 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000021357 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021357 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000021357 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000021357 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000021357 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021357 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021357 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021358 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021358 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021358 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021358 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021358 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021358 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021358 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021358 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021358 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021358 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021358 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000021358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021358 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000021358 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021358 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000021358 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000021358 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000021358 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021358 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021358 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021359 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021359 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021359 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021359 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021359 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021359 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021359 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021359 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021359 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021359 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021359 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000021359 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021359 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021359 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000021359 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021359 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000021359 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000021359 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000021359 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021359 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021359 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027741 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027741 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027741 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027741 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027741 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027741 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027741 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027741 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027741 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027741 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027741 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000027741 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000027741 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000027741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000027741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000027741 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027741 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077161 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077161 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077161 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077161 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077161 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077161 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077161 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077161 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077161 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077161 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077161 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000077161 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077161 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077161 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000077161 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077161 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000077161 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000077161 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000077161 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077161 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077161 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077162 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077162 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077162 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077162 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077162 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077162 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077162 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077162 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077162 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077162 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000077162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077162 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000077162 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077162 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000077162 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000077162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000077162 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077162 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077162 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077164 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077164 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077164 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077164 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077164 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077164 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077164 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077164 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077164 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077164 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077164 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000077164 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077164 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077164 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000077164 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077164 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000077164 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000077164 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000077164 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077164 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077164 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125073 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125073 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125073 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125073 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000125073 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125073 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125073 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125073 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125073 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125073 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125073 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000125073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125073 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000125073 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125073 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000125073 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.20%
C000125073 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000125073 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125073 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125073 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021347 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021347 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021347 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021347 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021347 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021347 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021347 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021347 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021347 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021347 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021347 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000021347 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021347 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021347 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021347 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021347 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000021347 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000021347 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000021347 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021347 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021347 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021347 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000021348 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021348 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021348 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021348 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021348 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021348 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021348 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021348 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021348 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021348 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021348 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000021348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021348 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021348 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021348 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000021348 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000021348 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000021348 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021348 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021348 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021348 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027737 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027737 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027737 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027737 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027737 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027737 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027737 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027737 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027737 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027737 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027737 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000027737 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027737 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027737 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000027737 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027737 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000027737 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000027737 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000027737 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000027737 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000027737 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000027737 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090009 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090009 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090009 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090009 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090009 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090009 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090009 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090009 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090009 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090009 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090009 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000090009 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090009 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090009 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090009 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090009 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000090009 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000090009 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000090009 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090009 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090009 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090009 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090010 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090010 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090010 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090010 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090010 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090010 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090010 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090010 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090010 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090010 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090010 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000090010 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090010 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090010 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090010 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090010 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000090010 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000090010 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000090010 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090010 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090010 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090010 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090011 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090011 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090011 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090011 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090011 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090011 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090011 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090011 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090011 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090011 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090011 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000090011 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090011 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090011 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090011 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090011 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000090011 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000090011 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000090011 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090011 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090011 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090011 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000210976 | Gitlab, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210976 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210976 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210976 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210976 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210976 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210976 | Magnum Ice Cream Co. NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210976 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210976 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210976 | Bio-Rad Laboratories, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210976 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000210976 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210976 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210976 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210976 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210976 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000210976 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000210976 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000210976 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000210976 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210976 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210976 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000082272 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000082272 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082272 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000082272 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000082272 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000082272 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082272 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082272 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.40%
C000082272 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000082272 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082272 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000082272 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082272 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082272 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000082272 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082272 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082272 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000082272 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000082272 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082272 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082272 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082270 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000082270 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082270 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000082270 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000082270 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000082270 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082270 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082270 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.40%
C000082270 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000082270 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082270 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000082270 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082270 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082270 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000082270 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082270 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082270 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000082270 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000082270 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082270 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082270 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082271 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000082271 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082271 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000082271 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000082271 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000082271 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082271 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082271 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.40%
C000082271 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000082271 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082271 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000082271 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082271 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082271 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000082271 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082271 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082271 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000082271 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000082271 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082271 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082271 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228874 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228874 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228874 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228874 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228874 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228874 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228874 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228874 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228874 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228874 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228874 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000228874 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228874 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228874 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000228874 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228874 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228874 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000228874 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000228874 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228874 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228874 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021349 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000021349 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000021349 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021349 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021349 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000021349 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021349 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021349 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021349 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021349 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021349 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000021349 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000021349 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000021349 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000021349 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000021349 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021349 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000021349 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021349 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021349 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000021349 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021350 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000021350 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000021350 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021350 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021350 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000021350 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021350 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021350 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021350 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021350 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021350 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000021350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000021350 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000021350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000021350 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000021350 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021350 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000021350 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021350 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021350 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000021350 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027738 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000027738 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000027738 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000027738 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000027738 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000027738 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027738 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000027738 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000027738 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000027738 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000027738 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000027738 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027738 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000027738 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000027738 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000027738 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000027738 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000027738 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000027738 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027738 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027738 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077156 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077156 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000077156 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077156 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000077156 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077156 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000077156 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077156 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077156 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077156 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077156 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000077156 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077156 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000077156 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000077156 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077156 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000077156 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000077156 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077156 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077156 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077156 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077153 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077153 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000077153 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077153 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000077153 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077153 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000077153 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077153 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077153 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077153 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077153 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000077153 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077153 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000077153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000077153 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077153 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000077153 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000077153 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077153 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077153 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077153 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077155 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077155 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000077155 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077155 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000077155 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077155 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000077155 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077155 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077155 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077155 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077155 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000077155 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077155 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000077155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000077155 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077155 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000077155 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000077155 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077155 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077155 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077155 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125072 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000125072 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000125072 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125072 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000125072 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125072 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125072 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125072 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125072 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125072 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000125072 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000125072 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000125072 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000125072 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000125072 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000125072 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000125072 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000125072 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000125072 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125072 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000125072 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244622 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000244622 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000244622 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000244622 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000244622 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000244622 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000244622 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000244622 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000244622 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000244622 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244622 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000244622 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.70%
C000244622 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000244622 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000244622 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000244622 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000244622 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000244622 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244622 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000244622 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000244622 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021342 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000021342 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000021342 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000021342 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021342 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021342 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021342 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021342 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021342 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021342 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021342 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000021342 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021342 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021342 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021342 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021342 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021342 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021342 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021342 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021342 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021342 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021342 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021342 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021342 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021342 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021342 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021341 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000021341 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000021341 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000021341 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021341 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021341 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021341 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021341 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021341 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021341 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021341 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000021341 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021341 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021341 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021341 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021341 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021341 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021341 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021341 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021341 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021341 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021341 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021341 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021341 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021341 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021341 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090002 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000090002 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000090002 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090002 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090002 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090002 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090002 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090002 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090002 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090002 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090002 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000090002 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090002 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090002 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090002 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090002 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090002 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090002 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000090002 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090002 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090002 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090002 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090002 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090002 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090002 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090002 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090003 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000090003 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000090003 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090003 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090003 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090003 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090003 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090003 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090003 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090003 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090003 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000090003 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090003 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090003 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090003 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090003 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090003 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090003 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000090003 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090003 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090003 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090003 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090003 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090003 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090003 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090003 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090004 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000090004 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000090004 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090004 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090004 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090004 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090004 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090004 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090004 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090004 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090004 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000090004 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090004 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090004 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090004 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090004 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090004 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090004 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000090004 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090004 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090004 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090004 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090004 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090004 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090004 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090004 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125071 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000125071 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000125071 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000125071 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125071 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125071 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000125071 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125071 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125071 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000125071 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000125071 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000125071 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000125071 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000125071 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000125071 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000125071 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125071 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125071 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000125071 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125071 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125071 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125071 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125071 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125071 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125071 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125071 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228872 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000228872 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000228872 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000228872 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000228872 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228872 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228872 | Vivmark Residential
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228872 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228872 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228872 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228872 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000228872 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	14.90%
C000228872 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	12.10%
C000228872 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000228872 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228872 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.50%
C000228872 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228872 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228872 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228872 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228872 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228872 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228872 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228872 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	1.20%
C000228872 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021330 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021330 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021330 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021330 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021330 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021330 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021330 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021330 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021330 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021330 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021330 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021330 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021330 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021330 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000021330 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021330 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000021330 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000021330 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000021330 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021330 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021330 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021331 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021331 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021331 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021331 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021331 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021331 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021331 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021331 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021331 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021331 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021331 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021331 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021331 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021331 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000021331 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021331 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000021331 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000021331 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000021331 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021331 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021331 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021332 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021332 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021332 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021332 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021332 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021332 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021332 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021332 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021332 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021332 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021332 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021332 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021332 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021332 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000021332 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021332 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000021332 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000021332 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000021332 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021332 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021332 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027734 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027734 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027734 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027734 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027734 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027734 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027734 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027734 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027734 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027734 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027734 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000027734 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027734 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027734 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000027734 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027734 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000027734 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000027734 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000027734 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027734 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000027734 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077149 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077149 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077149 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077149 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077149 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077149 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077149 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077149 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077149 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077149 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077149 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000077149 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077149 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077149 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000077149 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077149 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000077149 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000077149 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000077149 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077149 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077149 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077150 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077150 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077150 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077150 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077150 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077150 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077150 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077150 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077150 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077150 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077150 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000077150 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077150 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000077150 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077150 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000077150 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000077150 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000077150 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077150 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077150 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077152 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077152 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077152 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077152 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077152 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077152 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077152 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077152 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077152 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077152 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077152 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000077152 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077152 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077152 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000077152 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077152 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000077152 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000077152 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000077152 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077152 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077152 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205810 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205810 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000205810 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205810 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205810 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205810 | Life Time Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205810 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205810 | Moog, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000205810 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000205810 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000205810 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000205810 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205810 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205810 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000205810 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205810 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.30%
C000205810 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.10%
C000205810 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000205810 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205810 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205810 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%

[1]	Represents less than 0.05% of total investments of the Fund.
[2]	Represents less than 0.05% of total investments of the Fund.
[3]	Represents less than 0.05% of total investments of the Fund.
[4]	Represents less than 0.05% of total investments of the Fund.
[5]	Represents less than 0.05% of total investments of the Fund.
[6]	Represents less than 0.05% of total investments of the Fund.
[7]	Represents less than 0.05% of total investments of the Fund.
[8]	Represents less than 0.05% of total investments of the Fund.